SUBSEQUENT EVENTS (Details Narrative) - USD ($)	1 Months Ended	2 Months Ended	6 Months Ended		12 Months Ended
	Apr. 27, 2020	Dec. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Proceeds from loan		$ 0	$ 198,750	$ 198,750	$ 198,750
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Proceeds from loan	$ 198,750